Shareholder's Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended									12 Months Ended						12 Months Ended						6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended								12 Months Ended							12 Months Ended
	Aug. 13, 2011	Dec. 31, 2011	May 31, 2011	Apr. 30, 2011	Sep. 30, 2011	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Apr. 13, 2011	Oct. 27, 2010	Feb. 23, 2010	Dec. 31, 2008	Apr. 13, 2011 Magnum Hunter Resources Corporation [Member]	Dec. 31, 2011 Common Stock Warrants [Member]	Dec. 31, 2010 Common Stock Warrants [Member]	Dec. 31, 2009 Common Stock Warrants [Member]	Nov. 16, 2009 Common Stock Warrants [Member]	Nov. 05, 2009 Common Stock Warrants [Member]	Dec. 31, 2011 $2.50 common stock warrants [Member]	Dec. 31, 2011 Warrant 1 [Member]	Dec. 31, 2010 Warrant 1 [Member]	Dec. 31, 2011 Warrant 2 [Member]	Dec. 31, 2010 Warrant 2 [Member]	Dec. 31, 2010 Warrant 3 [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 12, 2011 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 12, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2010 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Preferred Stock [Member]	Dec. 31, 2011 Series C Cumulative Perpetual Preferred Stocks	Dec. 31, 2010 Series C Cumulative Perpetual Preferred Stocks	Dec. 31, 2011 Series C Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series C Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2009 Series C Cumulative Perpetual Preferred Stock [Member]	Dec. 13, 2009 Series C Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 ATM Sales Agreement For Common Shares [Member]	Dec. 31, 2010 ATM Sales Agreement For Common Shares [Member]	Dec. 31, 2011 PRC Williston [Member]	Jan. 14, 2011 PostRock [Member]	Dec. 31, 2010 PostRock [Member]	Apr. 13, 2011 NGAS [Member]	May 03, 2011 NuLoch [Member]	Dec. 31, 2011 MHR Exchangeco Corporation [Member]
Class of Stock [Line Items]
Gross proceeds from sales of common stock						$ 13,892,000	$ 38,678,000	$ 14,095,000
Common stock issued		130,270,295				130,270,295	74,863,135																																				946,314	2,255,046	6,635,478	38,131,846
Common stock																																											7,500,000	17,100,000	53,000,000	282,200,000
Closing price of common stock issued																																											$ 7.97	$ 7.58	$ 7.99	$ 7.40
Exercise price of warrants		$ 10.50				$ 10.50			$ 3.00									$ 2.50	$ 2.50	$ 2.50	$ 3.00	$ 3.00	$ 19.04	$ 2.50	$ 2.00
Common stock, par value		$ 0.01				$ 0.01	$ 0.01												$ 0.01
Minimum average trading price of common stock																			$ 3.75
Number of common shares issued									326,812
Shares issued to employee for acquisition																																													350,626
Shares issued to employee for acquisition value																																													2,800,000
Issue of exchangeable shares			4,275,998																																												582,127
Issuance of common stock warrants																	1,280,744
Term for which warrants issued to purchaser																	3 years
Percentage of closing price of common shares																	145.00%
Number of common stock warrants exercised																					771,812	251,500	42,045	1,562,504	5,722,650
Proceeds from common stock warrants															2,400,000	16,100,000
Common stock warrants expired																					15,000				78,000
Warrants convertible outstanding																																													4,609,038
Exchange ratio of warrants exercisable																																													0.0846%
Shares upon exercisable warrants		13,525,832				13,525,832	963,034	6,838,962						389,924							97,780		40,608
Common stock warrants exercise price																					$ 15.13
Issue warrants to exchangeable shareholders																																															378,174
Shares outstanding																										0
Number of preferred stock converted to common stock																															1,000,000
Preferred stock, shares authorized																																				4,000,000
Preferred stock aggregate redemption price						0	11,250,000																				11,300,000
Preferred stock, redemption date																																						Dec. 14, 2011
Retirement of preferred stock																												June 2010
Preferred stock, shares issued																														4,000,000
Preferred stock, liquidation preference																																		$ 25.00	$ 25.00			$ 25.00	$ 25.00
Cumulative dividend rate for Cumulative Preferred Stock																																2.75%	8.00%	10.25%	10.25%	10.25%
Minimum average price of common stock																												$ 4.74
Redeemable price per share																																						$ 25.00
Number of preferred stock redeemed																											3,000,000
Temporary equity shares issued during period																																				1,190,544	2,594,506		214,950
Liquidation preference per share																												$ 3.75					$ 50.00
Number of preferred shares sold																																	1,437,558
Preferred stock aggregate liquidation preference																													15,000,000
Preferred stock par value																																							$ 0.01
Net proceeds																																	65,900,000			29,100,000	63,400,000	5,100,000
Temporary equity redemption price per share																																							$ 26.00
Temporary equity redemption price per share for next twelve month after issuance																																							$ 25.50
Temporary equity redemption price per share thereafter																																							$ 25.00
Dividends, Preferred Stock						(14,007,000)	(2,492,000)
Underwritten sale of preferred shares																																	400,000
ATM sales agreement for preferred shares																																	1,037,558
Warrants issued in association with common stock sales																			457,982
Redeemable price per share																													$ 3.75				$ 50.00
Noncontrolling interest		2,196,000				2,196,000	1,450,000	1,321,000					1,385,000																													3,401,655
Term of average trading price																	for at least 20 days in any period of 30 consecutive days
Shares issued pursuant to conversion of shares of Company's Series B Convertible Preferred Stock																															1,000,000
Ownership percentage of Noncontrolling interests		87.50%				87.50%																																				12.50%
Shares for issue of common stock																																								1,713,598	10,832,076
Shareholders Equity (Textual) [Abstract]
Common stock issued in correlation with share-based compensation						121,143	2,539,317	1,886,200
Stock issued during period value new issues price per share						$ 8.27	$ 3.57
Proceeds from issuance of common stock							38,700,000
Number of shares authorized		250,000,000				250,000,000	250,000,000				150,000,000
Number of shares authorized under incentive plan		20,000,000				20,000,000					15,000,000
Cash paid on cash out option on warrants										1,000,000
Period available to holder under cash out option				30 days
Number of share exchanged					582,127
Share value of exchangeable shares			31,600,000
Exchangeable shares outstanding						3,693,871
Warrants opted cash out option										251,536
Warrants exercisable outstanding		138,388
Value of warrants exercisable		190,000				190,000
Issuance of warrants to common stock holders						12,875,093
Fair market value of warrants						6,900,000
Weighted average contract life						1.79
Exercise price per share along with cash payment for commission fees									$ 3.00
Ratio of distribution of declared dividend	one common stock warrant for every ten shares held by holders
Expiry of warrants						October 14, 2013
Treasury stock shares		761,652				761,652	761,652					761,652
Treasury stock value		1,310,000				1,310,000	1,310,000					1,310,357
Unearned KSOP shares							153,300
Unearned common stock in KSOP at cost		$ 604,000				$ 604,000	$ 604,000
Warrants issued									871,500